INVESTMENTS IN SECURITIES (Tables)	12 Months Ended
Mar. 31, 2015
INVESTMENTS IN SECURITIES
Schedule of information regarding securities classified as available-for-sale securities

	Thousands of Yen
March 31, 2014	Cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥163,800	¥—	¥271,350
Debt securities	102,441	—	895	101,546

Total	¥209,991	¥163,800	¥895	¥372,896

March 31, 2015

Available-for-sale securities:
Equity securities	¥107,550	¥303,300	¥—	¥410,850
Debt securities	102,441	—	983	101,458

Total	¥209,991	¥303,300	¥983	¥512,308

Schedule of maturities of debt securities classified as available-for-sale securities
	Thousands of Yen
Contractual maturities	Cost	Fair value
Within 1 year	¥—	¥—
After 1 year through 5 years	—	—
After 5 years through 10 years	102,441	101,458

Total	¥102,441	¥101,458

Schedule of gross unrealized losses and fair values of available-for-sale securities

	Thousands of Yen
	Less than 12 months		More than 12 months
March 31, 2014	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
Debt securities	¥101,546	¥895	¥—	¥—

March 31, 2015
Debt securities	¥—	¥—	¥101,458	¥983